Other Operating Expenses - Schedule of Other Operating Expenses Included in Profit or Loss and Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other operating expenses
Marketing and brand promotional expenses	$ 4,410	$ 2,554	$ 77
Premises costs and office utilities
Premises costs	4,970	1,672	1,830
Office utilities	417	1,167	1,006
Premises costs and office utilities	5,387	2,839	2,836
Traveling and business development expenses	223	991	482
Commissions and bank charges	232	167	168
Office and maintenance expenses	274	3	7
Administrative service fee	4,597	3,806	3,130
Legal and professional related fees	5,631	9,414	3,172
Staff recruitment expenses	1,272	540	299
Others
Depreciation	1,766	12	6
Amortization	857	726	0
Foreign exchange differences, net	225	252	124
Other expenses	4,477	1,497	478
Other operating expenses	7,325	2,487	608
Other cost and expense, operating	$ 29,351	$ 22,801	$ 10,779